Income Taxes, Expense (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income tax expense
Current federal income tax expense	$ 180,056	$ 10,547	$ (90,235)
Current state income tax expense	8,426	4,186	1,049
Deferred federal income tax expense	(69,917)	54,490	187,581
Deferred state income tax expense	(5,431)	(5,246)	15,683
Total income tax expense	$ 113,134	$ 63,977	$ 114,078